Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Net Property and Equipment	Net property and equipment is:

	March 31,
	2020	2019
Land	$42,438	$52,333
Construction-in-process	19,231	25,310
Buildings and improvements	285,407	320,289
Machinery and equipment	701,018	814,040

	1,048,094	1,211,972
Less: accumulated depreciation	629,953	668,262

	$418,141	$543,710